Condensed Consolidated Financial Statement Details (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Statement Details
raw materials	$ 1,751,670	$ 1,808,253	$ 1,516,634
Inventories in transit		125,917
finished goods	134,137	650,282
work in progress	517,018	321,931
Total	$ 2,402,825	$ 2,906,383	$ 1,651,376